Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Stock issuance cost		$ 2
Warrants net of issuance costs	$ 815
Reverse stock split	1 for 15 reverse share split
At the Market Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issuance cost			$ 295
Underwritten Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issuance cost			$ 786